Share-Based Compensation (Stock Option Weighted Average Assumptions) (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member] Stock Option Tranche 1 [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 2 [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.90%	1.00%	0.80%	2.20%	3.00%
Expected term, years	5 years	5 years	4 years 8 months 12 days	5 years 2 months 12 days	6 years 3 months 18 days
Expected volatility	75.00%	75.00%	43.90%	44.60%	45.10%
Dividend	0.00%	0.00%	0.00%	0.00%	0.00%